Concentration of Credit Risk (Details Narrative) (10K) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Cash and cash equivalents exceeding insured limits	$ 3,241,560	$ 85,596